Paras Madho
Manager
Securities Operations

Cert NYS

[redacted]

NYSE

05067928

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-31341

RECD S.E.C.
DEC - 5 2005
1086

December 5, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
DEC 06 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PLATINUM UNDERWRITERS HOLDINGS, LTD., Series A Mandatory Convertible Preferred Shares, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 5, 2005. Tentative listing date – December 6, 2005.

Sincerely,

Paras Madho